Exhibit 99.2

Ford Credit Auto Lease Trust 2020-A
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of September 30, 2020,

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of September 30, 2020, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of September 30, 2020, leases with a total base residual value of $8,282,528.90 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in October 2020. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of September 30, 2020,
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2020-	September	$1,060,102,290.63
	October	$1,032,589,385.33	$19,249,580.95	6.83%	$14,795,560.55	1.69%
	November	$1,008,418,407.62	$18,947,152.84	6.73%	$11,636,638.70	1.33%
	December	$982,773,724.20	$18,617,015.26	6.61%	$13,290,383.55	1.52%
2021-	January	$958,012,174.59	$18,305,300.28	6.50%	$12,559,721.49	1.44%
	February	$926,295,024.43	$17,842,194.52	6.33%	$19,824,664.05	2.27%
	March	$891,803,427.15	$17,327,836.34	6.15%	$22,916,446.65	2.63%
	April	$852,431,827.13	$16,704,388.82	5.93%	$28,205,721.45	3.23%
	May	$801,683,962.88	$15,830,200.46	5.62%	$40,211,671.11	4.61%
	June	$748,706,137.89	$14,890,199.81	5.29%	$43,066,517.52	4.93%
	July	$696,385,568.98	$13,934,058.92	4.95%	$43,036,374.44	4.93%
	August	$643,268,023.89	$12,936,431.18	4.59%	$44,506,061.94	5.10%
	September	$587,802,520.79	$11,895,422.32	4.22%	$47,565,171.75	5.45%
	October	$543,335,081.63	$11,090,205.88	3.94%	$37,027,880.70	4.24%
	November	$507,710,665.90	$10,427,236.02	3.70%	$28,571,724.83	3.27%
	December	$468,928,713.37	$9,681,065.65	3.44%	$32,254,157.25	3.69%
2022-	January	$441,540,514.60	$9,180,197.41	3.26%	$21,120,434.59	2.42%
	February	$410,218,820.29	$8,611,603.70	3.06%	$25,452,466.71	2.92%
	March	$379,466,784.04	$8,050,816.05	2.86%	$25,248,993.60	2.89%
	April	$342,776,295.35	$7,344,029.36	2.61%	$31,703,123.90	3.63%
	May	$289,714,420.37	$6,272,287.01	2.23%	$48,918,341.81	5.60%
	June	$235,643,894.36	$5,164,437.84	1.83%	$50,705,212.08	5.81%
	July	$188,057,417.07	$4,164,319.06	1.48%	$44,885,520.01	5.14%
	August	$137,115,425.66	$3,066,934.11	1.09%	$49,042,923.86	5.62%
	September	$64,105,796.17	$1,468,281.01	0.52%	$72,392,855.34	8.29%
	October	$9,885,438.99	$272,170.16	0.10%	$54,346,297.42	6.23%
	November	$7,363,993.52	$204,251.80	0.07%	$2,378,565.71	0.27%
	December	$5,553,164.48	$152,979.17	0.05%	$1,703,568.08	0.20%
2023-	January	$294,825.85	$8,538.69	0.00%	$5,284,275.75	0.61%
	February	$186,460.31	$5,617.92	0.00%	$104,578.00	0.01%
	March	$182,000.02	$5,617.92	0.00%	$0.00	0.00%
	April	$177,512.00	$5,617.92	0.00%	$0.00	0.00%
	May	$158,801.37	$4,972.67	0.00%	$14,840.00	0.00%
	June	$92,750.59	$3,057.68	0.00%	$63,979.00	0.01%
	July	$62,867.44	$2,281.98	0.00%	$28,177.00	0.00%
	August	$42,825.76	$1,355.98	0.00%	$19,076.00	0.00%
	September	$27,759.66	$948.98	0.00%	$14,383.00	0.00%
	October	$0.00	$0.00	0.00%	$27,932.00	0.00%

Total			$281,668,605.67	100.00%	$872,924,239.84	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$1,154,592,845.51

Ford Credit Auto Lease Trust 2020-A
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
JULY 2020	Car	54	41.54%	$4,046	11.23%	30.16%
	CUV	110	36.42%	$4,673	12.33%	29.85%
	SUV	4	50.00%	$14,319	18.61%	41.73%
	Truck	19	21.35%	$8,397	16.90%	32.35%

	Total/Average	187	35.35%	$5,077	12.89%	30.85%

AUGUST 2020	Car	82	43.39%	$4,463	11.69%	31.03%
	CUV	123	31.54%	$4,600	11.92%	28.54%
	SUV	2	15.38%	$10,592	16.28%	35.93%
	Truck	13	9.92%	$9,479	18.02%	36.11%

	Total/Average	220	30.43%	$4,892	12.38%	30.21%

SEPTEMBER 2020	Car	103	44.98%	$3,312	9.77%	26.38%
	CUV	208	37.89%	$4,196	11.07%	26.85%
	Truck	22	12.64%	$8,087	15.91%	32.48%

	Total/Average	333	34.44%	$4,180	11.14%	27.34%